Business Combinations - Additional Information (Detail) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 04, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) acquisitions shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Aug. 31, 2021 shares
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs | shares		76,804,474	77,180,429
General and Administrative Expense		$ 27,439	$ 28,881	$ 23,871
Number of Businesses Acquired | acquisitions		0
Unigas Intl B.V [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	33.33%
Ultraship Crewing Philippines Inc [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	25.00%
Ultraship Services Philippines Inc [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	40.00%
Naviera Ultranav Limitada
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired					27.50%
Total consideration	$ 410,400
Equity consideration	202,900
Debt and other liabilities assumed	$ 207,500
Naviera Ultranav Limitada | Common Stock [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs | shares	21,200,000				21,202,671
Business Acquisition, Share Price | $ / shares	$ 9.57
Ultragas [Member]
Business Acquisition [Line Items]
General and Administrative Expense			$ 1,300
Equity consideration		$ 202,910